Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	iShares Trust
Entity Central Index Key	0001100663
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
C000012091 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBoxx $ Investment Grade Corporate Bond ETF
Class Name	iShares iBoxx $ Investment Grade Corporate Bond ETF
Trading Symbol	LQD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBoxx $ Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBoxx $ Investment Grade Corporate Bond ETF	$14	0.14%

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 6.25%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the Markit iBoxx® USD Liquid Investment Grade Index returned 6.38%.
What contributed to performance?
Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.)
Strong corporate profitability and robust economic data helped high yield bond performance during the reporting period.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 1, 2015 through February 28, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.25%	(0.42)%	2.35%
Bloomberg U.S. Universal Index	6.30	(0.07)	1.87
Markit iBoxx® USD Liquid Investment Grade Index	6.38	(0.30)	2.52

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 30,541,913,566
Holdings Count | Holding	2,880
Advisory Fees Paid, Amount	$ 42,070,632
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$30,541,913,566
Number of Portfolio Holdings	2,880
Net Investment Advisory Fees	$42,070,632
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.3%
Aa	6.6%
A	46.3%
Baa	41.9%
Ba	2.4%
Not Rated	0.5%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	17.9%
5-10 Years	38.0%
10-15 Years	8.4%
15-20 Years	7.9%
More than 20 Years	27.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000012092 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core U.S. Aggregate Bond ETF
Class Name	iShares Core U.S. Aggregate Bond ETF
Trading Symbol	AGG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core U.S. Aggregate Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core U.S. Aggregate Bond ETF	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 5.80%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the Bloomberg U.S. Aggregate Bond Index returned 5.81%.
What contributed to performance?
Fixed income prices rose amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, under the notion that it needed to see further progress on inflation before cutting rates any further. The yield curve (with the difference between a shorter-term bond and a longer-term bonds, most often gauged by that of the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.
Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds. Overall, the Fund’s Treasury holdings contributed the most to performance, followed by corporate bonds and securitized issues. By maturity, longer-dated issues benefited returns.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 1, 2015 through February 28, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.80%	(0.54)%	1.47%
Bloomberg U.S. Universal Index	6.30	(0.07)	1.87
Bloomberg U.S. Aggregate Bond Index	5.81	(0.52)	1.51

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 125,527,239,013
Holdings Count | Holding	12,305
Advisory Fees Paid, Amount	$ 30,716,890
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$125,527,239,013
Number of Portfolio Holdings	12,305
Net Investment Advisory Fees	$30,716,890
Portfolio Turnover Rate	81%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	73.1%
Aa	2.5%
A	11.4%
Baa	11.6%
Ba	0.5%
Not Rated	0.9%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	70.9%
Corporate Bonds & Notes	25.3%
Foreign Government Obligations	2.1%
Collateralized Mortgage Obligations	1.0%
Municipal Debt Obligations	0.5%
Asset-Backed Securities	0.4%
TBA Sales Commitments	(0.2)%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000037539 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 1-5 Year Investment Grade Corporate Bond ETF
Class Name	iShares 1-5 Year Investment Grade Corporate Bond ETF
Trading Symbol	IGSB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 1-5 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 1-5 Year Investment Grade Corporate Bond ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 6.77%.
  For the same period, the ICE BofA US Broad Market Index returned 5.84% and the ICE® BofA® 1-5 Year US Corporate Index returned 6.75%.
What contributed to performance?
Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 1, 2015 through February 28, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.77%	2.01%	2.34%
ICE BofA US Broad Market Index	5.84	(0.56)	1.53
ICE® BofA® 1-5 Year US Corporate Index	6.75	2.02	2.44

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® BofA® 1-5 Year US Corporate Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 21,703,117,945
Holdings Count | Holding	4,085
Advisory Fees Paid, Amount	$ 8,356,821
Investment Company Portfolio Turnover	29.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$21,703,117,945
Number of Portfolio Holdings	4,085
Net Investment Advisory Fees	$8,356,821
Portfolio Turnover Rate	29%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.7%
Aa	9.2%
A	44.4%
Baa	41.0%
Ba	1.8%
Not Rated	1.9%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-2 Years	23.1%
2-3 Years	25.9%
3-4 Years	23.9%
4-5 Years	22.2%
5-6 Years	4.4%
6-7 Years	0.1%
7-8 Years	0.2%
9-10 Years	0.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000037540 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 5-10 Year Investment Grade Corporate Bond ETF
Class Name	iShares 5-10 Year Investment Grade Corporate Bond ETF
Trading Symbol	IGIB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 5-10 Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 5-10 Year Investment Grade Corporate Bond ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 7.80%.
  For the same period, the ICE BofA US Broad Market Index returned 5.84% and the ICE® BofA® 5-10 Year US Corporate Index returned 7.79%.
What contributed to performance?
Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 1, 2015 through February 28, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	7.80%	0.82%	2.69%
ICE BofA US Broad Market Index	5.84	(0.56)	1.53
ICE® BofA® 5-10 Year US Corporate Index	7.79	0.85	2.78

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® BofA® 5-10 Year US Corporate Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 15,336,793,497
Holdings Count | Holding	2,876
Advisory Fees Paid, Amount	$ 5,608,548
Investment Company Portfolio Turnover	19.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$15,336,793,497
Number of Portfolio Holdings	2,876
Net Investment Advisory Fees	$5,608,548
Portfolio Turnover Rate	19%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.9%
Aa	6.4%
A	40.7%
Baa	48.0%
Ba	1.8%
Not Rated	2.2%
Maturity allocation
Maturity	Percent of Total Investments(a)
5-10 Years	92.4%
10-15 Years	6.2%
15-20 Years	0.1%
More than 20 Years	1.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000037541 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Broad USD Investment Grade Corporate Bond ETF
Class Name	iShares Broad USD Investment Grade Corporate Bond ETF
Trading Symbol	USIG
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Broad USD Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Broad USD Investment Grade Corporate Bond ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 6.82%.
  For the same period, the ICE BofA US Broad Market Index returned 5.84% and the ICE® BofA® US Corporate Index returned 6.81%.
What contributed to performance?
Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 1, 2015 through February 28, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.82%	0.23%	2.42%
ICE BofA US Broad Market Index	5.84	(0.56)	1.53
ICE® BofA® US Corporate Index	6.81	0.28	2.54

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® BofA® US Corporate Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 12,542,461,281
Holdings Count | Holding	10,608
Advisory Fees Paid, Amount	$ 4,663,950
Investment Company Portfolio Turnover	12.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$12,542,461,281
Number of Portfolio Holdings	10,608
Net Investment Advisory Fees	$4,663,950
Portfolio Turnover Rate	12%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.8%
Aa	8.7%
A	42.5%
Baa	43.5%
Ba	1.7%
Not Rated	1.8%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	38.2%
5-10 Years	28.4%
10-15 Years	7.0%
15-20 Years	6.6%
More than 20 Years	19.8%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000037542 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Intermediate Government/Credit Bond ETF
Class Name	iShares Intermediate Government/Credit Bond ETF
Trading Symbol	GVI
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Intermediate Government/Credit Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Intermediate Government/Credit Bond ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 5.67%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the Bloomberg U.S. Intermediate Government/Credit Bond Index returned 5.86%.
What contributed to performance?
Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.
Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds. In this environment, shorter-term issues outperformed their longer-dated counterparts.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 1, 2015 through February 28, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.67%	0.50%	1.63%
Bloomberg U.S. Universal Index	6.30	(0.07)	1.87
Bloomberg U.S. Intermediate Government/Credit Bond Index	5.86	0.68	1.81

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,312,487,019
Holdings Count | Holding	5,724
Advisory Fees Paid, Amount	$ 6,579,171
Investment Company Portfolio Turnover	21.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,312,487,019
Number of Portfolio Holdings	5,724
Net Investment Advisory Fees	$6,579,171
Portfolio Turnover Rate	21%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	68.6%
Aa	2.7%
A	13.6%
Baa	14.0%
Ba	0.6%
Not Rated	0.5%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	65.5%
Corporate Bonds & Notes	30.4%
Foreign Government Obligations	3.9%
Municipal Debt Obligations	0.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000037543 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Government/Credit Bond ETF
Class Name	iShares Government/Credit Bond ETF
Trading Symbol	GBF
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Government/Credit Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Government/Credit Bond ETF	$21	0.20%

Expenses Paid, Amount	$ 21
Expense Ratio, Percent	0.20%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 5.31%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the Bloomberg U.S. Government/Credit Bond Index returned 5.53%.
What contributed to performance?
Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.
Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds. In this environment, shorter-term issues outperformed their longer-dated counterparts.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 1, 2015 through February 28, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.31%	(0.80)%	1.42%
Bloomberg U.S. Universal Index	6.30	(0.07)	1.87
Bloomberg U.S. Government/Credit Bond Index	5.53	(0.58)	1.63

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 156,775,152
Holdings Count | Holding	3,368
Advisory Fees Paid, Amount	$ 443,405
Investment Company Portfolio Turnover	15.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$156,775,152
Number of Portfolio Holdings	3,368
Net Investment Advisory Fees	$443,405
Portfolio Turnover Rate	15%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	63.6%
Aa	3.1%
A	14.7%
Baa	17.3%
Ba	0.7%
Not Rated	0.6%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	61.6%
Corporate Bonds & Notes	34.3%
Foreign Government Obligations	3.4%
Municipal Debt Obligations	0.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000037544 [Member]
Shareholder Report [Line Items]
Fund Name	iShares MBS ETF
Class Name	iShares MBS ETF
Trading Symbol	MBB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares MBS ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares MBS ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 6.52%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the Bloomberg U.S. MBS Index returned 6.53%.
What contributed to performance?
Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.
Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds. In this environment, shorter-term issues outperformed their longer-dated counterparts.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 1, 2015 through February 28, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	6.52%	(0.50)%	1.04%
Bloomberg U.S. Universal Index	6.30	(0.07)	1.87
Bloomberg U.S. MBS Index	6.53	(0.48)	1.15

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 37,648,396,447
Holdings Count | Holding	11,238
Advisory Fees Paid, Amount	$ 11,793,990
Investment Company Portfolio Turnover	144.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$37,648,396,447
Number of Portfolio Holdings	11,238
Net Investment Advisory Fees	$11,793,990
Portfolio Turnover Rate	144%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Issuer allocation
Issuer	Percent of Total Investments(a)
Uniform Mortgage-Backed Securities	74.7%
Government National Mortgage Association	23.0%
Federal Home Loan Mortgage Corp.	2.2%
Federal National Mortgage Association	0.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	0.2%
5-10 Years	1.7%
10-15 Years	8.2%
15-20 Years	3.4%
20-25 Years	14.0%
25-30 Years	68.9%
30-35 Years	3.6%
(a)	Excludes money market funds.

C000046846 [Member]
Shareholder Report [Line Items]
Fund Name	iShares iBoxx $ High Yield Corporate Bond ETF
Class Name	iShares iBoxx $ High Yield Corporate Bond ETF
Trading Symbol	HYG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares iBoxx $ High Yield Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares iBoxx $ High Yield Corporate Bond ETF	$51	0.49%

Expenses Paid, Amount	$ 51
Expense Ratio, Percent	0.49%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 9.96%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the Markit iBoxx® USD Liquid High Yield Index returned 10.19%.
What contributed to performance?
Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.)
Strong corporate profitability and robust economic data helped high yield bond performance during the reporting period.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 1, 2015 through February 28, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	9.96%	3.93%	3.97%
Bloomberg U.S. Universal Index	6.30	(0.07)	1.87
Markit iBoxx® USD Liquid High Yield Index	10.19	4.38	4.48

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 15,256,654,232
Holdings Count | Holding	1,267
Advisory Fees Paid, Amount	$ 76,896,482
Investment Company Portfolio Turnover	14.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$15,256,654,232
Number of Portfolio Holdings	1,267
Net Investment Advisory Fees	$76,896,482
Portfolio Turnover Rate	14%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	0.0	%(b)
Baa	0.9%
Ba	43.3%
B	40.0%
Caa	13.1%
Ca	1.1%
Not Rated	1.6%
Maturity allocation
Maturity	Percent of Total Investments(a)
0-1 Year	0.2%
1-5 Years	60.2%
5-10 Years	36.8%
10-15 Years	0.3%
More than 20 Years	2.5%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000080009 [Member]
Shareholder Report [Line Items]
Fund Name	iShares 10+ Year Investment Grade Corporate Bond ETF
Class Name	iShares 10+ Year Investment Grade Corporate Bond ETF
Trading Symbol	IGLB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares 10+ Year Investment Grade Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares 10+ Year Investment Grade Corporate Bond ETF	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 5.97%.
  For the same period, the ICE BofA US Broad Market Index returned 5.84% and the ICE® BofA® 10+ Year US Corporate Index returned 6.01%.
What contributed to performance?
Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 1, 2015 through February 28, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.97%	(2.18)%	2.18%
ICE BofA US Broad Market Index	5.84	(0.56)	1.53
ICE® BofA® 10+ Year US Corporate Index	6.01	(2.11)	2.35

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Prior Market Index Comparison [Text Block]
On December 1, 2023, the Fund began to compare its performance to the standard pricing time of the ICE® BofA® 10+ Year US Corporate Index (the “Index”). Index data prior to March 1, 2021 is for the Index’s standard pricing time of 3pm. Index data from March 1, 2021 through November 30, 2023 is for a custom 4pm pricing variant of the Index. Index returns beginning on December 1, 2023 reflect the Index’s new standard pricing time of 4pm. The change of the Index’s standard pricing time from 3pm to 4pm resulted in the discontinuation of the custom 4pm pricing variant used from March 1, 2021 through November 30, 2023.

Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 2,754,872,414
Holdings Count | Holding	3,770
Advisory Fees Paid, Amount	$ 1,006,727
Investment Company Portfolio Turnover	6.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$2,754,872,414
Number of Portfolio Holdings	3,770
Net Investment Advisory Fees	$1,006,727
Portfolio Turnover Rate	6%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.9%
Aa	10.4%
A	41.9%
Baa	42.0%
Ba	1.4%
Not Rated	1.4%
Maturity allocation
Maturity	Percent of Total Investments(a)
5-10 Years	0.1%
10-15 Years	15.7%
15-20 Years	21.0%
More than 20 Years	63.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000080010 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core 10+ Year USD Bond ETF
Class Name	iShares Core 10+ Year USD Bond ETF
Trading Symbol	ILTB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core 10+ Year USD Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 10+ Year USD Bond ETF	$6	0.06%

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.06%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 5.34%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the Bloomberg U.S. Universal 10+ Year Index returned 5.35%.
What contributed to performance?
Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.
Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds. In the strengthening economic environment, high yield bonds exhibited solid performance and outperformed their investment-grade counterparts.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: March 1, 2015 through February 28, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	10 Years
Fund NAV	5.34%	(3.47)%	1.56%
Bloomberg U.S. Universal Index	6.30	(0.07)	1.87
Bloomberg U.S. Universal 10+ Year Index	5.35	(3.46)	1.62

No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 626,366,653
Holdings Count | Holding	3,751
Advisory Fees Paid, Amount	$ 365,124
Investment Company Portfolio Turnover	8.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$626,366,653
Number of Portfolio Holdings	3,751
Net Investment Advisory Fees	$365,124
Portfolio Turnover Rate	8%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	46.3%
Aa	7.1%
A	19.5%
Baa	21.9%
Ba	2.1%
B	0.9%
Caa	1.0%
Ca	0.3%
Not Rated	0.9%
Portfolio composition
Investment Type	Percent of Total Investments(a)
Corporate Bonds & Notes	46.4%
U.S. Government & Agency Obligations	44.2%
Foreign Government Obligations	7.6%
Municipal Debt Obligations	1.8%
Asset-Backed Securities	0.0	%(b)
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000174365 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Core 5-10 Year USD Bond ETF
Class Name	iShares Core 5-10 Year USD Bond ETF
Trading Symbol	IMTB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Core 5-10 Year USD Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Core 5-10 Year USD Bond ETF	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 6.74%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the Bloomberg U.S. Universal 5-10 Year Index returned 6.81%.
What contributed to performance?
Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, shorter-term Treasuries outperformed their longer-dated counterparts.
Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds. In the strengthening economic environment, high yield bonds exhibited solid performance and outperformed their investment-grade counterparts.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: November 1, 2016 through February 28, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.74%	(0.12)%	1.46%
Bloomberg U.S. Universal Index	6.30	(0.07)	1.64
Bloomberg U.S. Universal 5-10 Year Index	6.81	(0.08)	1.53

Performance Inception Date	Nov. 01, 2016
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 221,818,415
Holdings Count | Holding	3,034
Advisory Fees Paid, Amount	$ 97,763
Investment Company Portfolio Turnover	304.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$221,818,415
Number of Portfolio Holdings	3,034
Net Investment Advisory Fees	$97,763
Portfolio Turnover Rate	304%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	73.6%
Aa	2.0%
A	7.8%
Baa	10.0%
Ba	2.5%
B	2.0%
Caa	0.7%
Ca	0.1%
Not Rated	1.3%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	73.7%
Corporate Bonds & Notes	22.9%
Foreign Government Obligations	4.2%
Collateralized Mortgage Obligations	0.4%
Municipal Debt Obligations	0.1%
Common Stocks	0.0	%(b)
TBA Sales Commitments	(1.3)%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000182992 [Member]
Shareholder Report [Line Items]
Fund Name	iShares High Yield Systematic Bond ETF
Class Name	iShares High Yield Systematic Bond ETF
Trading Symbol	HYDB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares High Yield Systematic Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares High Yield Systematic Bond ETF	$37	0.35%

Expenses Paid, Amount	$ 37
Expense Ratio, Percent	0.35%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 10.80%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the BlackRock High Yield Systematic Bond Index returned 11.24%.
What contributed to performance?
Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Credit spreads continued to tighten over the reporting period, approaching the lower end of their historical averages. Income contributed the most to the Fund’s return, with price appreciation providing a boost as rates rallied the first half of the reporting period. In terms of maturity, issues between three and five years aided performance. Within sectors, communications bonds contributed the most to returns, followed by consumer non-cyclical issues. In the strengthening economic environment, high yield bonds exhibited strong performance, and bonds rated B by Moody’s benefited returns.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 11, 2017 through February 28, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	10.80%	5.68%	5.58%
Bloomberg U.S. Universal Index	6.30	(0.07)	1.74
BlackRock High Yield Systematic Bond Index	11.24	6.21	5.95
Markit iBoxx USD Liquid High Yield Index	10.19	4.38	4.50

Performance Inception Date	Jul. 11, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,546,166,267
Holdings Count | Holding	274
Advisory Fees Paid, Amount	$ 2,795,722
Investment Company Portfolio Turnover	81.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,546,166,267
Number of Portfolio Holdings	274
Net Investment Advisory Fees	$2,795,722
Portfolio Turnover Rate	81%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Baa	1.0%
Ba	31.6%
B	51.5%
Caa	8.3%
Not Rated	7.6%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	64.3%
5-10 Years	33.1%
10-15 Years	0.1%
15-20 Years	1.3%
More than 20 Years	1.2%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000182993 [Member]
Shareholder Report [Line Items]
Fund Name	iShares Investment Grade Systematic Bond ETF
Class Name	iShares Investment Grade Systematic Bond ETF
Trading Symbol	IGEB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares Investment Grade Systematic Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares Investment Grade Systematic Bond ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 7.25%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the BlackRock Investment Grade Systematic Bond Index returned 7.54%.
What contributed to performance?
Corporate bond spreads over Treasuries tightened during the reporting period, approaching the lower end of their historical averages. Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. In this environment, the Fund benefited from income, with price appreciation providing a boost as rates rallied the first half of the reporting period. By sector, industrial issues added the most to performance, helped by the energy and consumer non cyclical sectors. Issues rated investment grade Baa by Moody’s meaningfully added to returns. By maturity, bonds between seven and ten years contributed.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 11, 2017 through February 28, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	7.25%	0.90%	2.98%
Bloomberg U.S. Universal Index	6.30	(0.07)	1.74
BlackRock Investment Grade Systematic Bond Index	7.54	1.10	3.16
Markit iBoxx USD Liquid Investment Grade Index	6.38	(0.30)	2.32

Performance Inception Date	Jul. 11, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,072,790,930
Holdings Count | Holding	440
Advisory Fees Paid, Amount	$ 1,990,646
Investment Company Portfolio Turnover	69.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,072,790,930
Number of Portfolio Holdings	440
Net Investment Advisory Fees	$1,990,646
Portfolio Turnover Rate	69%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	2.3%
Aa	5.1%
A	15.0%
Baa	72.1%
Ba	4.4%
Not Rated	1.1%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	10.8%
5-10 Years	58.0%
10-15 Years	7.1%
15-20 Years	3.1%
More than 20 Years	21.0%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000189864 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware 1-5 Year USD Corporate Bond ETF
Class Name	iShares ESG Aware 1-5 Year USD Corporate Bond ETF
Trading Symbol	SUSB
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware 1-5 Year USD Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware 1-5 Year USD Corporate Bond ETF	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 6.54%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the Bloomberg MSCI US Corporate 1-5 Year ESG Focus Index returned 6.66%.
What contributed to performance?
During the reporting period, bonds rated A and Baa by Moody’s, which sit at the lower end of the investment grade scale, were the largest contributors to the Fund’s return. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) Bonds with maturities from seven to ten years, also contributed. Corporate issues were also beneficiaries in this environment, with gains across most sectors.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 11, 2017 through February 28, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.54%	1.77%	2.43%
Bloomberg U.S. Universal Index	6.30	(0.07)	1.74
Bloomberg MSCI US Corporate 1-5 Year ESG Focus Index	6.66	1.98	2.63

Performance Inception Date	Jul. 11, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 974,007,349
Holdings Count | Holding	1,625
Advisory Fees Paid, Amount	$ 1,102,583
Investment Company Portfolio Turnover	38.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$974,007,349
Number of Portfolio Holdings	1,625
Net Investment Advisory Fees	$1,102,583
Portfolio Turnover Rate	38%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.3%
Aa	4.4%
A	44.8%
Baa	46.3%
Ba	1.6%
Not Rated	1.6%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-2 Years	23.5%
2-3 Years	25.3%
3-4 Years	25.0%
4-5 Years	20.3%
5-6 Years	5.4%
6-7 Years	0.2%
9-10 Years	0.3%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000189865 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware USD Corporate Bond ETF
Class Name	iShares ESG Aware USD Corporate Bond ETF
Trading Symbol	SUSC
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware USD Corporate Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware USD Corporate Bond ETF	$19	0.18%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.18%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 6.34%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the Bloomberg MSCI US Corporate ESG Focus Index returned 6.51%.
What contributed to performance?
Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds. During the reporting period, bonds rated A and Baa by Moody’s, which sit at the lower end of the investment grade scale, were the largest contributors to the Fund’s return. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.). Longer-term bonds, those with maturities from seven to ten years and longer, meaningfully contributed to returns. Contributors were spread across sectors and were particularly notable in banking.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: July 11, 2017 through February 28, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	6.34%	(0.11)%	2.16%
Bloomberg U.S. Universal Index	6.30	(0.07)	1.74
Bloomberg MSCI US Corporate ESG Focus Index	6.51	0.19	2.43

Performance Inception Date	Jul. 11, 2017
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 1,131,038,474
Holdings Count | Holding	4,061
Advisory Fees Paid, Amount	$ 1,998,698
Investment Company Portfolio Turnover	18.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$1,131,038,474
Number of Portfolio Holdings	4,061
Net Investment Advisory Fees	$1,998,698
Portfolio Turnover Rate	18%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	1.5%
Aa	6.3%
A	42.2%
Baa	47.3%
Ba	1.5%
Not Rated	1.2%
Maturity allocation
Maturity	Percent of Total Investments(a)
1-5 Years	35.8%
5-10 Years	28.3%
10-15 Years	8.4%
15-20 Years	5.8%
More than 20 Years	21.7%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
C000201167 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Aware U.S. Aggregate Bond ETF
Class Name	iShares ESG Aware U.S. Aggregate Bond ETF
Trading Symbol	EAGG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Aware U.S. Aggregate Bond ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Aware U.S. Aggregate Bond ETF	$10	0.10%

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.10%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 5.70%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the Bloomberg MSCI US Aggregate ESG Focus Index returned 5.79%.
What contributed to performance?
Corporate bond spreads over Treasuries tightened during the reporting period, suggesting investors demanded less additional yield over to hold corporate bonds. Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) In this environment, Treasury holdings were the largest contributors to the Fund’s return. In terms of maturity, bonds with maturities between seven and ten years benefited returns.
What detracted from performance?
There were no meaningful detractors from the Fund’s performance during the reporting period.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: October 18, 2018 through February 28, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	5 Years	Since Fund Inception
Fund NAV	5.70%	(0.61)%	1.78%
Bloomberg U.S. Universal Index	6.30	(0.07)	2.17
Bloomberg MSCI US Aggregate ESG Focus Index	5.79	(0.50)	1.89

Performance Inception Date	Oct. 18, 2018
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 3,871,267,859
Holdings Count | Holding	5,336
Advisory Fees Paid, Amount	$ 3,448,125
Investment Company Portfolio Turnover	112.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$3,871,267,859
Number of Portfolio Holdings	5,336
Net Investment Advisory Fees	$3,448,125
Portfolio Turnover Rate	112%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	73.7%
Aa	2.2%
A	10.6%
Baa	12.3%
Ba	0.3%
Not Rated	0.9%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	70.1%
Corporate Bonds & Notes	25.2%
Foreign Government Obligations	3.4%
Collateralized Mortgage Obligations	1.2%
Asset-Backed Securities	0.4%
Municipal Debt Obligations	0.0	%(b)
TBA Sales Commitments	(0.3)%
(a)	Excludes money market funds.
(b)	Rounds to less than 0.1%.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after February 28, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver has been extended through June 30, 2029.

Material Fund Change Expenses [Text Block]	The contractual fee waiver has been extended through June 30, 2029.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after February 28, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports
C000219898 [Member]
Shareholder Report [Line Items]
Fund Name	iShares ESG Advanced Total USD Bond Market ETF
Class Name	iShares ESG Advanced Total USD Bond Market ETF
Trading Symbol	EUSB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about iShares ESG Advanced Total USD Bond Market ETF (the “Fund”) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at blackrock.com/fundreports. You can also request this information by contacting us at 1‑800‑iShares (1‑800‑474‑2737).
Material Fund Change Notice [Text Block]	This report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	1‑800‑iShares (1‑800‑474‑2737)
Additional Information Website	blackrock.com/fundreports
Expenses [Text Block]
What were the Fund costs for the last year ?
(based on a hypothetical $10,000 investment)
Fund name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
iShares ESG Advanced Total USD Bond Market ETF	$12	0.12%

Expenses Paid, Amount	$ 12
Expense Ratio, Percent	0.12%
Factors Affecting Performance [Text Block]
How did the Fund perform last year?
  For the reporting period ended February 28, 2025, the Fund returned 6.17%.
  For the same period, the Bloomberg U.S. Universal Index returned 6.30% and the Bloomberg MSCI US Universal Choice ESG Screened Index returned 6.31%.
What contributed to performance?
During the reporting period, bonds rated A and Baa by Moody’s, which sit at the lower end of the investment grade scale, were the largest contributors to the Fund’s return. S Fixed income prices gained amid a generally positive economic backdrop, although the end of the reporting period saw increased volatility due to the presidential election and the economic implications of the new administration’s policies. Slowing inflationary trends led the U.S. Federal Reserve Bank to lower the federal funds rate three times during the reporting period. However, the central bank hit pause at its January meeting, stating it needed to see further progress on inflation before cutting rates any further. The yield curve (the difference between a shorter-term bond and a longer-term bond, most often gauged by the two-year Treasury note and the 10-year Treasury note) normalized during the period as yields on longer-term bonds moved higher. (Bond yields move inversely to prices.) Intermediate term bonds, those with maturities from five to seven years, contributed in this environment, and corporate issues saw gains across most sectors.
What detracted from performance?
During the reporting period, there were no significant detractors from the Fund’s return.
The views expressed reflect the opinions of BlackRock as of the date of this report and are subject to change based on changes in market, economic or other conditions. These views are not intended to be a forecast of future events and are no guarantee of future results.

Performance Past Does Not Indicate Future [Text]	Past performance is not an indication of future results.
Line Graph [Table Text Block]	Fund performance Cumulative performance: June 23, 2020 through February 28, 2025 Initial investment of $10,000 See “Average annual total returns” for additional information on fund performance.
Average Annual Return [Table Text Block]
Average annual total returns
	1 Year	Since Fund Inception
Fund NAV	6.17%	(0.66)%
Bloomberg U.S. Universal Index	6.30	(0.42)
Bloomberg MSCI US Universal Choice ESG Screened Index	6.31	(0.53)

Performance Inception Date	Jun. 23, 2020
No Deduction of Taxes [Text Block]	Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or on the redemption or sale of fund shares.
Updated Performance Information Location [Text Block]	Visit iShares.com for more recent performance information.
Net Assets	$ 691,005,159
Holdings Count | Holding	4,298
Advisory Fees Paid, Amount	$ 763,051
Investment Company Portfolio Turnover	100.00%
Additional Fund Statistics [Text Block]
Key Fund statistics
Net Assets	$691,005,159
Number of Portfolio Holdings	4,298
Net Investment Advisory Fees	$763,051
Portfolio Turnover Rate	100%

Holdings [Text Block]
What did the Fund invest in?
(as of February 28, 2025)
Credit quality allocation
Moody's Credit Rating*	Percent of Total Investments(a)
Aaa	64.7%
Aa	3.3%
A	9.4%
Baa	14.9%
Ba	3.4%
B	1.8%
Caa	0.6%
Ca	0.2%
Not Rated	1.7%
Portfolio composition
Investment Type	Percent of Total Investments(a)
U.S. Government & Agency Obligations	61.3%
Corporate Bonds & Notes	30.8%
Foreign Government Obligations	6.8%
Collateralized Mortgage Obligations	0.9%
Asset-Backed Securities	0.4%
TBA Sales Commitments	(0.2)%
(a)	Excludes money market funds.
*
Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.

Credit Quality Explanation [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization. Moody’s credit ratings are opinions of the credit quality of individual obligations or of an issuer’s general creditworthiness. Investment grade ratings are credit ratings of Baa or higher. Below investment grade ratings are credit ratings of Ba or lower. Unrated investments do not necessarily indicate low credit quality. Credit quality ratings are subject to change.
Credit Ratings Selection [Text Block]	Credit quality ratings shown reflect the ratings assigned by Moody’s Investors Service (“Moody’s”), a widely used independent, nationally recognized statistical rating organization.
Material Fund Change [Text Block]
Material Fund Changes
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after February 28, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).
The contractual fee waiver has been extended through June 30, 2030.

Material Fund Change Expenses [Text Block]	The contractual fee waiver has been extended through June 30, 2030.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since February 29, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available approximately 120 days after February 28, 2025 at blackrock.com/fundreports or upon request by contacting us at 1-800-iShares (1-800-474-2737).

Updated Prospectus Phone Number	1-800-iShares (1-800-474-2737)
Updated Prospectus Web Address	blackrock.com/fundreports